PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 55.8% of Net Assets
	Aerospace & Defense – 0.9%
29	Axon Enterprise, Inc.(a)	$4,397
174	Boeing Co. (The)(a)	40,770
64	General Dynamics Corp.	12,175
6	L3Harris Technologies, Inc.	1,255
38	Moog, Inc., Class A	3,289
76	Raytheon Technologies Corp.	6,326

		68,212

	Air Freight & Logistics – 0.6%
291	Expeditors International of Washington, Inc.	31,969
42	United Parcel Service, Inc., Class B	8,562

		40,531

	Airlines – 0.2%
15	Alaska Air Group, Inc.(a)	1,037
83	Delta Air Lines, Inc.(a)	3,894
425	JetBlue Airways Corp.(a)	8,653

		13,584

	Auto Components – 0.2%
10	Aptiv PLC(a)	1,439
13	BorgWarner, Inc.	632
287	Dana, Inc.	7,261
34	Visteon Corp.(a)	4,141

		13,473

	Automobiles – 0.4%
402	General Motors Co.(a)	23,002
40	Thor Industries, Inc.	5,664

		28,666

	Banks – 3.0%
111	Ameris Bancorp	6,004
198	BancorpSouth Bank	5,859
823	Bank of America Corp.	33,356
408	Citigroup, Inc.	29,066
135	Citizens Financial Group, Inc.	6,248
8	Comerica, Inc.	601
96	Cullen/Frost Bankers, Inc.	11,526
65	Fifth Third Bancorp	2,635
347	Fulton Financial Corp.	5,916
74	Huntington Bancshares, Inc.	1,134
176	International Bancshares Corp.	8,341
184	KeyCorp	4,004
34	M&T Bank Corp.	5,361
204	People’s United Financial, Inc.	3,699
82	PNC Financial Services Group, Inc. (The)	15,330
213	Regions Financial Corp.	4,643

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
160	TCF Financial Corp.	$7,283
86	Texas Capital Bancshares, Inc.(a)	5,902
252	Truist Financial Corp.	14,946
273	Trustmark Corp.	8,848
119	U.S. Bancorp	7,063
166	Webster Financial Corp.	8,783
413	Wells Fargo & Co.	18,606
73	Wintrust Financial Corp.	5,628

		220,782

	Beverages – 1.5%
200	Coca-Cola Co. (The)	10,796
88	Constellation Brands, Inc., Class A	21,148
666	Keurig Dr Pepper, Inc.	23,876
458	Monster Beverage Corp.(a)	44,449
73	PepsiCo, Inc.	10,524

		110,793

	Biotechnology – 1.1%
51	AbbVie, Inc.	5,687
49	Amgen, Inc.	11,742
15	Biogen, Inc.(a)	4,010
115	BioMarin Pharmaceutical, Inc.(a)	8,961
38	Gilead Sciences, Inc.	2,412
26	Ligand Pharmaceuticals, Inc.(a)	3,793
91	Regeneron Pharmaceuticals, Inc.(a)	43,798

		80,403

	Building Products – 0.4%
31	Carrier Global Corp.	1,351
28	Johnson Controls International PLC	1,746
28	Lennox International, Inc.	9,389
85	Owens Corning	8,229
55	Trex Co., Inc.(a)	5,939

		26,654

	Capital Markets – 3.6%
11	Ameriprise Financial, Inc.	2,842
683	Bank of New York Mellon Corp. (The)	34,068
9	BlackRock, Inc.	7,374
412	Charles Schwab Corp. (The)	29,005
17	CME Group, Inc.	3,434
66	FactSet Research Systems, Inc.	22,191
63	Franklin Resources, Inc.	1,890
65	Goldman Sachs Group, Inc. (The)	22,649
33	Intercontinental Exchange, Inc.	3,884
20	Invesco Ltd.	540
127	Janus Henderson Group PLC	4,368
194	KKR & Co., Inc.	10,977
30	Moody’s Corp.	9,801
26	Morgan Stanley	2,146

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
37	MSCI, Inc.	$17,974
130	Northern Trust Corp.	14,794
42	S&P Global, Inc.	16,396
234	SEI Investments Co.	14,377
436	State Street Corp.	36,602
7	T. Rowe Price Group, Inc.	1,254
34	Virtus Investment Partners, Inc.	9,298

		265,864

	Chemicals – 0.6%
9	Air Products & Chemicals, Inc.	2,596
26	DuPont de Nemours, Inc.	2,005
12	Ecolab, Inc.	2,689
77	HB Fuller Co.	5,145
55	Innospec, Inc.	5,358
51	Linde PLC	14,578
65	Minerals Technologies, Inc.	5,079
8	PPG Industries, Inc.	1,370
9	Sherwin-Williams Co. (The)	2,465
34	Stepan Co.	4,442

		45,727

	Commercial Services & Supplies – 0.2%
55	Healthcare Services Group, Inc.	1,647
36	MSA Safety, Inc.	5,787
9	Republic Services, Inc.	957
58	Tetra Tech, Inc.	7,403
16	Waste Management, Inc.	2,207

		18,001

	Communications Equipment – 0.6%
38	Arista Networks, Inc.(a)	11,977
94	Ciena Corp.(a)	4,744
453	Cisco Systems, Inc.	23,062
7	F5 Networks, Inc.(a)	1,307
52	Lumentum Holdings, Inc.(a)	4,423

		45,513

	Construction & Engineering – 0.2%
178	AECOM(a)	11,825

	Consumer Finance – 1.5%
790	Ally Financial, Inc.	40,646
167	American Express Co.	25,609
245	Capital One Financial Corp.	36,525
49	Green Dot Corp., Class A(a)	2,242
45	PROG Holdings, Inc.	2,292

		107,314

	Containers & Packaging – 0.2%
60	Ball Corp.	5,618

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
44	International Paper Co.	$2,552
245	O-I Glass, Inc.(a)	4,040

		12,210

	Distributors – 0.1%
36	Genuine Parts Co.	4,499

	Diversified Telecommunication Services – 0.3%
195	AT&T, Inc.	6,125
1,127	Lumen Technologies, Inc.	14,459

		20,584

	Electric Utilities – 0.6%
123	American Electric Power Co., Inc.	10,911
200	Edison International	11,890
32	Eversource Energy	2,759
52	IDACORP, Inc.	5,329
193	NextEra Energy, Inc.	14,960
31	PPL Corp.	903

		46,752

	Electrical Equipment – 0.5%
18	Acuity Brands, Inc.	3,339
331	Ballard Power Systems, Inc.(a)	7,239
45	Eaton Corp. PLC	6,432
36	Hubbell, Inc.	6,912
30	Rockwell Automation, Inc.	7,928
59	Sunrun, Inc.(a)	2,891

		34,741

	Electronic Equipment, Instruments & Components – 0.8%
18	Amphenol Corp., Class A	1,212
88	Avnet, Inc.	3,865
101	Cognex Corp.	8,698
20	Coherent, Inc.(a)	5,200
35	Corning, Inc.	1,547
127	Itron, Inc.(a)	11,422
20	Littelfuse, Inc.	5,305
19	Rogers Corp.(a)	3,721
121	TE Connectivity Ltd.	16,271
178	Vishay Intertechnology, Inc.	4,374

		61,615

	Energy Equipment & Services – 0.4%
754	Archrock, Inc.	7,043
103	Baker Hughes Co.	2,068
96	NOV, Inc.(a)	1,435
634	Schlumberger NV	17,150

		27,696

	Entertainment – 1.2%
32	Activision Blizzard, Inc.	2,918

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
69	Cinemark Holdings, Inc.(a)	$1,463
67	Electronic Arts, Inc.	9,519
40	Netflix, Inc.(a)	20,539
274	Walt Disney Co. (The)(a)	50,970

		85,409

	Food & Staples Retailing – 0.2%
69	BJ’s Wholesale Club Holdings, Inc.(a)	3,082
3	Costco Wholesale Corp.	1,117
67	Kroger Co. (The)	2,448
214	SpartanNash Co.	4,145
15	Sysco Corp.	1,271
58	Walgreens Boots Alliance, Inc.	3,080

		15,143

	Food Products – 0.4%
64	Campbell Soup Co.	3,056
16	Conagra Brands, Inc.	593
95	Darling Ingredients, Inc.(a)	6,598
48	General Mills, Inc.	2,921
91	Hain Celestial Group, Inc. (The)(a)	3,732
65	Hormel Foods Corp.	3,003
47	Ingredion, Inc.	4,390
14	J.M. Smucker Co. (The)	1,834
25	Kellogg Co.	1,561
13	McCormick & Co., Inc.	1,175

		28,863

	Gas Utilities – 0.2%
94	New Jersey Resources Corp.	3,944
60	ONE Gas, Inc.	4,828
116	South Jersey Industries, Inc.	2,871
127	UGI Corp.	5,551

		17,194

	Health Care Equipment & Supplies – 1.0%
51	Abbott Laboratories	6,124
12	Baxter International, Inc.	1,028
9	Becton Dickinson & Co.	2,239
33	Boston Scientific Corp.(a)	1,439
7	Cooper Cos., Inc. (The)	2,876
18	Danaher Corp.	4,571
16	DENTSPLY SIRONA, Inc.	1,080
50	Edwards Lifesciences Corp.(a)	4,776
49	Globus Medical, Inc., Class A(a)	3,517
25	Haemonetics Corp.(a)	1,682
52	Hill-Rom Holdings, Inc.	5,731
22	Hologic, Inc.(a)	1,442
16	Intuitive Surgical, Inc.(a)	13,840
38	Medtronic PLC	4,975
103	Meridian Bioscience, Inc.(a)	2,017

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
42	Merit Medical Systems, Inc.(a)	$2,671
28	Penumbra, Inc.(a)	8,568
12	Quidel Corp.(a)	1,258
6	STERIS PLC	1,266
10	Stryker Corp.	2,626

		73,726

	Health Care Providers & Services – 1.9%
19	Amedisys, Inc.(a)	5,127
24	Anthem, Inc.	9,106
139	Centene Corp.(a)	8,582
12	Chemed Corp.	5,719
30	Cigna Corp.	7,470
181	CVS Health Corp.	13,829
44	Encompass Health Corp.	3,734
145	HCA Healthcare, Inc.	29,154
28	Henry Schein, Inc.(a)	2,030
59	Humana, Inc.	26,269
21	Laboratory Corp. of America Holdings(a)	5,583
207	MEDNAX, Inc.(a)	5,448
94	Patterson Cos., Inc.	3,021
35	Quest Diagnostics, Inc.	4,616
29	UnitedHealth Group, Inc.	11,565

		141,253

	Health Care Technology – 0.3%
200	Allscripts Healthcare Solutions, Inc.(a)	3,112
227	Cerner Corp.	17,036

		20,148

	Hotels, Restaurants & Leisure – 2.1%
11	Booking Holdings, Inc.(a)	27,127
3	Chipotle Mexican Grill, Inc.(a)	4,476
43	Dine Brands Global, Inc.(a)	4,156
8	Expedia Group, Inc.(a)	1,410
151	Hilton Worldwide Holdings, Inc.(a)	19,434
61	Jack in the Box, Inc.	7,359
508	MGM Resorts International	20,686
17	Royal Caribbean Cruises Ltd.(a)	1,478
69	Shake Shack, Inc., Class A(a)	7,504
232	Starbucks Corp.	26,562
179	Wendy’s Co. (The)	4,040
256	Yum China Holdings, Inc.	16,107
88	Yum! Brands, Inc.	10,518

		150,857

	Household Durables – 0.4%
159	KB Home	7,669
119	Meritage Homes Corp.(a)	12,660
15	Mohawk Industries, Inc.(a)	3,083

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
215	Taylor Morrison Home Corp.(a)	$6,710

		30,122

	Household Products – 0.5%
7	Clorox Co. (The)	1,278
215	Colgate-Palmolive Co.	17,350
125	Kimberly-Clark Corp.	16,665

		35,293

	Independent Power & Renewable Electricity Producers – 0.4%
74	AES Corp. (The)	2,059
117	Boralex, Inc., Class A	3,868
169	NextEra Energy Partners LP	12,599
67	Ormat Technologies, Inc.	4,851
105	Sunnova Energy International, Inc.(a)	3,708

		27,085

	Industrial Conglomerates – 0.3%
28	Carlisle Cos., Inc.	5,366
1,414	General Electric Co.	18,552
8	Honeywell International, Inc.	1,784

		25,702

	Insurance – 1.7%
27	Aflac, Inc.	1,451
38	Allstate Corp. (The)	4,818
426	American International Group, Inc.	20,640
67	Chubb Ltd.	11,497
91	First American Financial Corp.	5,869
34	Hanover Insurance Group, Inc. (The)	4,703
134	Hartford Financial Services Group, Inc. (The)	8,839
15	Lincoln National Corp.	962
44	Marsh & McLennan Cos., Inc.	5,971
289	MetLife, Inc.	18,389
61	Prudential Financial, Inc.	6,122
225	Reinsurance Group of America, Inc.	29,369
31	Travelers Cos., Inc. (The)	4,794

		123,424

	Interactive Media & Services – 2.9%
25	Alphabet, Inc., Class A(a)	58,838
28	Alphabet, Inc., Class C(a)	67,483
268	Facebook, Inc., Class A(a)	87,121

		213,442

	Internet & Direct Marketing Retail – 2.0%
182	Alibaba Group Holding Ltd., Sponsored ADR(a)	42,033
20	Amazon.com, Inc.(a)	69,348
554	eBay, Inc.	30,908
7	Etsy, Inc.(a)	1,392

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
589	Qurate Retail, Inc., Class A	$7,009

		150,690

	IT Services – 3.0%
58	Accenture PLC, Class A	16,818
108	Akamai Technologies, Inc.(a)	11,739
137	Automatic Data Processing, Inc.	25,618
50	Cognizant Technology Solutions Corp., Class A	4,020
559	DXC Technology Co.(a)	18,397
156	Fiserv, Inc.(a)	18,739
98	Gartner, Inc.(a)	19,196
85	MasterCard, Inc., Class A	32,475
24	Paychex, Inc.	2,340
14	VeriSign, Inc.(a)	3,063
264	Visa, Inc., Class A	61,660
25	WEX, Inc.(a)	5,130

		219,195

	Leisure Products – 0.0%
122	Callaway Golf Co.	3,532

	Life Sciences Tools & Services – 0.8%
21	Agilent Technologies, Inc.	2,806
19	Bio-Techne Corp.	8,122
60	Illumina, Inc.(a)	23,570
111	NeoGenomics, Inc.(a)	5,438
50	Repligen Corp.(a)	10,586
12	Thermo Fisher Scientific, Inc.	5,643
7	Waters Corp.(a)	2,099

		58,264

	Machinery – 2.2%
66	AGCO Corp.	9,631
151	Caterpillar, Inc.	34,445
37	Chart Industries, Inc.(a)	5,943
58	Cummins, Inc.	14,619
152	Deere & Co.	56,369
13	Illinois Tool Works, Inc.	2,996
88	ITT, Inc.	8,299
101	Kennametal, Inc.	4,056
70	Oshkosh Corp.	8,710
15	Parker-Hannifin Corp.	4,707
16	Proto Labs, Inc.(a)	1,793
88	Terex Corp.	4,135
77	Toro Co. (The)	8,824

		164,527

	Media – 1.3%
5	Cable One, Inc.	8,950
40	Charter Communications, Inc., Class A(a)	26,938
710	Comcast Corp., Class A	39,866

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
116	Discovery, Inc., Series A(a)	$4,368
18	Discovery, Inc., Series C(a)	582
80	Fox Corp., Class A	2,994
51	Interpublic Group of Cos., Inc. (The)	1,619
85	New York Times Co. (The), Class A	3,860
63	News Corp., Class A	1,650
83	Omnicom Group, Inc.	6,828

		97,655

	Metals & Mining – 0.3%
284	Cleveland-Cliffs, Inc.(a)	5,072
142	Commercial Metals Co.	4,149
12	Nucor Corp.	987
68	Reliance Steel & Aluminum Co.	10,901
40	Royal Gold, Inc.	4,475

		25,584

	Multi-Utilities – 0.2%
72	Consolidated Edison, Inc.	5,573
27	DTE Energy Co.	3,781
35	Sempra Energy	4,815
18	WEC Energy Group, Inc.	1,749

		15,918

	Multiline Retail – 0.2%
408	Macy’s, Inc.(a)	6,765
42	Target Corp.	8,705

		15,470

	Oil, Gas & Consumable Fuels – 1.2%
835	APA Corp.	16,700
163	ConocoPhillips	8,336
75	Devon Energy Corp.	1,753
153	Diamondback Energy, Inc.	12,505
359	EOG Resources, Inc.	26,437
165	EQT Corp.(a)	3,151
174	Kinder Morgan, Inc.	2,967
389	Marathon Oil Corp.	4,380
70	ONEOK, Inc.	3,664
407	Southwestern Energy Co.(a)	1,738
50	Valero Energy Corp.	3,698
85	World Fuel Services Corp.	2,629

		87,958

	Paper & Forest Products – 0.1%
118	Louisiana-Pacific Corp.	7,774

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,255

	Pharmaceuticals – 1.3%
67	Bristol-Myers Squibb Co.	4,182

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
24	Eli Lilly & Co.	$4,387
38	Jazz Pharmaceuticals PLC(a)	6,247
228	Merck & Co., Inc.	16,986
287	Novartis AG, Sponsored ADR	24,464
108	Novo Nordisk A/S, Sponsored ADR	7,987
35	Perrigo Co. PLC	1,457
163	Pfizer, Inc.	6,300
486	Roche Holding AG, Sponsored ADR	19,785
8	Zoetis, Inc.	1,384

		93,179

	Professional Services – 0.3%
71	Exponent, Inc.	6,839
10	IHS Markit Ltd.	1,076
24	Insperity, Inc.	2,101
72	Korn Ferry	4,888
43	ManpowerGroup, Inc.	5,198
24	Nielsen Holdings PLC	616

		20,718

	Real Estate Management & Development – 0.2%
117	CBRE Group, Inc., Class A(a)	9,968
36	Jones Lang LaSalle, Inc.(a)	6,765

		16,733

	REITs - Apartments – 0.2%
129	American Campus Communities, Inc.	5,832
86	Camden Property Trust	10,361
29	Equity Residential	2,153

		18,346

	REITs - Diversified – 0.3%
42	American Tower Corp.	10,700
8	Crown Castle International Corp.	1,513
62	CyrusOne, Inc.	4,515
58	Weyerhaeuser Co.	2,249

		18,977

	REITs - Health Care – 0.0%
31	Ventas, Inc.	1,719
15	Welltower, Inc.	1,126

		2,845

	REITs - Hotels – 0.1%
96	Host Hotels & Resorts, Inc.(a)	1,743
380	Park Hotels & Resorts, Inc.(a)	8,478

		10,221

	REITs - Mortgage – 0.1%
178	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,327

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
8	Boston Properties, Inc.	$875
194	Corporate Office Properties Trust	5,439
220	Douglas Emmett, Inc.	7,379
293	Easterly Government Properties, Inc.	6,279
98	Kilroy Realty Corp.	6,717

		26,689

	REITs - Shopping Centers – 0.2%
522	Brixmor Property Group, Inc.	11,662

	REITs - Storage – 0.0%
25	Iron Mountain, Inc.	1,003

	REITs - Warehouse/Industrials – 0.1%
74	ProLogis, Inc.	8,623

	Road & Rail – 0.3%
32	CSX Corp.	3,224
32	Norfolk Southern Corp.	8,936
50	Ryder System, Inc.	3,992
26	Union Pacific Corp.	5,774

		21,926

	Semiconductors & Semiconductor Equipment – 2.7%
45	Advanced Micro Devices, Inc.(a)	3,673
22	Analog Devices, Inc.	3,370
35	Applied Materials, Inc.	4,645
74	Cirrus Logic, Inc.(a)	5,506
124	Cree, Inc.(a)	12,328
41	Enphase Energy, Inc.(a)	5,709
154	First Solar, Inc.(a)	11,786
98	Ichor Holdings Ltd.(a)	5,465
175	Intel Corp.	10,068
7	Lam Research Corp.	4,343
32	Micron Technology, Inc.(a)	2,754
118	NVIDIA Corp.	70,845
4	NXP Semiconductors NV	770
200	QUALCOMM, Inc.	27,760
57	Silicon Laboratories, Inc.(a)	8,034
65	Texas Instruments, Inc.	11,733
31	Universal Display Corp.	6,934
8	Xilinx, Inc.	1,024

		196,747

	Software – 3.9%
33	Adobe, Inc.(a)	16,775
32	ANSYS, Inc.(a)	11,701
158	Autodesk, Inc.(a)	46,122
44	Blackbaud, Inc.(a)	3,129
61	Bottomline Technologies, Inc.(a)	2,962
11	Citrix Systems, Inc.	1,362
20	Fair Isaac Corp.(a)	10,428

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
206	Microsoft Corp.	$51,949
27	NortonLifeLock, Inc.	584
636	Oracle Corp.	48,202
37	Paylocity Holding Corp.(a)	7,150
53	PTC, Inc.(a)	6,940
38	Qualys, Inc.(a)	3,852
152	salesforce.com, Inc.(a)	35,009
61	SPS Commerce, Inc.(a)	6,249
150	Workday, Inc., Class A(a)	37,050

		289,464

	Specialty Retail – 1.1%
117	American Eagle Outfitters, Inc.	4,045
48	Asbury Automotive Group, Inc.(a)	9,533
3	AutoZone, Inc.(a)	4,392
25	Best Buy Co., Inc.	2,907
24	Five Below, Inc.(a)	4,831
17	GameStop Corp., Class A(a)	2,951
52	Gap, Inc. (The)	1,721
72	Home Depot, Inc. (The)	23,304
29	Lithia Motors, Inc., Class A	11,147
14	Lowe’s Cos., Inc.	2,748
33	Monro, Inc.	2,329
13	TJX Cos., Inc. (The)	923
7	Ulta Beauty, Inc.(a)	2,305
48	Williams-Sonoma, Inc.	8,196

		81,332

	Technology Hardware, Storage & Peripherals – 0.7%
1,092	Hewlett Packard Enterprise Co.	17,494
681	HP, Inc.	23,229
123	NCR Corp.(a)	5,627
16	Seagate Technology PLC	1,485

		47,835

	Textiles, Apparel & Luxury Goods – 0.6%
29	Deckers Outdoor Corp.(a)	9,808
870	Under Armour, Inc., Class A(a)	21,150
72	VF Corp.	6,311
113	Wolverine World Wide, Inc.	4,714

		41,983

	Thrifts & Mortgage Finance – 0.1%
161	Mr. Cooper Group, Inc.(a)	5,551
425	New York Community Bancorp, Inc.	5,083

		10,634

	Trading Companies & Distributors – 0.0%
37	GATX Corp.	3,615

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
40	American Water Works Co., Inc.	$6,239
274	Essential Utilities, Inc.	12,914

		19,153

	Wireless Telecommunication Services – 0.2%
72	Shenandoah Telecommunications Co.	3,403
71	T-Mobile US, Inc.(a)	9,381

		12,784

	Total Common Stocks (Identified Cost $3,261,358)	4,104,718

Principal Amount
Bonds and Notes – 3.8%
	Automotive – 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,237
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,032

		4,269

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,144
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,040
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,011
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,264
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,153
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,429
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,055
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,001
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,193
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,135
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,078
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,188
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,306
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,129
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,118

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	$1,070
2,000	State Street Corp., 2.400%, 1/24/2030	2,049
3,000	Truist Bank, 3.200%, 4/01/2024	3,222
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,221
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,104

		45,910

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,061
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	1,878

		3,939

	Cable Satellite – 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,137

	Construction Machinery – 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,021
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,032

		5,053

	Consumer Cyclical Services – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,306
2,000	eBay, Inc., 3.800%, 3/09/2022	2,052

		4,358

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,164
2,000	Entergy Corp., 0.900%, 9/15/2025	1,965
2,000	Exelon Corp., 4.050%, 4/15/2030	2,247
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,978
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,150
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,067
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,168

		13,739

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 0.0%
$2,000	Ares Capital Corp., 3.250%, 7/15/2025	$2,090

	Financial Other – 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,058

	Food & Beverage – 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,018
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,215
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,065

		8,298

	Government Owned - No Guarantee – 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,716

	Health Insurance – 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,386
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,717

		6,103

	Healthcare – 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,135
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,275
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,091
2,000	McKesson Corp., 3.950%, 2/16/2028	2,256
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,080

		10,837

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,036

	Integrated Energy – 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,269
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,153
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,889

		8,311

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.0%
$ 2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	$2,164

	Media Entertainment – 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,266

	Midstream – 0.1%
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,243

	Mortgage Related – 0.5%
594	FHLMC, 3.000%, 6/01/2049	622
1,917	FNMA, 2.000%, 9/01/2050	1,938
14,622	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	15,184
6,526	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	6,850
5,911	FNMA, 3.500%, with various maturities in 2049(b)	6,285
1,335	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,434
1,477	FNMA, 4.500%, with various maturities in 2049(b)	1,610

		33,923

	Natural Gas – 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,977

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,186
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,044
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,945
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,840

		9,015

	Property & Casualty Insurance – 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,137

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,123

	REITs - Office Property – 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,126

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Restaurants – 0.0%
$ 3,000	Starbucks Corp., 2.250%, 3/12/2030	$2,974

	Technology – 0.3%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,195
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,209
2,000	HP, Inc., 3.000%, 6/17/2027	2,139
2,000	Intel Corp., 2.450%, 11/15/2029	2,060
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,418
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,121
2,000	Oracle Corp., 2.950%, 5/15/2025	2,136
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032	1,867
2,000	VMware, Inc., 2.950%, 8/21/2022	2,060

		21,205

	Treasuries – 0.9%
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,126
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,812
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,969
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,581
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	6,895
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,339
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	9,828
7,000	U.S. Treasury Note, 1.250%, 3/31/2028	6,979
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,061
13,000	U.S. Treasury Note, 2.125%, 12/31/2022	13,430

		65,020

	Utility Other – 0.0%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,294

	Wireless – 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,040

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – 0.0%
$ 2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	$2,049

	Total Bonds and Notes (Identified Cost $281,026)	281,410

Shares
Exchange-Traded Funds – 6.6%
6,255	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $417,319)	488,453

Affiliated Mutual Funds – 29.6%
17,245	Loomis Sayles Inflation Protected Securities Fund, Class N	205,390
14,347	Loomis Sayles Limited Term Government and Agency Fund, Class N	164,700
26,936	Mirova Global Green Bond Fund, Class N	283,099
43,643	Mirova International Sustainable Equity Fund, Class N	626,272
15,573	WCM Focused Emerging Markets Fund, Institutional Class	312,385
22,348	WCM Focused International Growth Fund, Institutional Class	585,074

	Total Affiliated Mutual Funds (Identified Cost $1,981,690)	2,176,920

Principal Amount
Short-Term Investments – 9.5%
$ 697,638	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $697,638 on 5/03/2021 collateralized by $712,700 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $712,088 including accrued interest(d) (Identified Cost $697,638)	697,638

	Total Investments – 105.3% (Identified Cost $6,639,031)	7,749,139
	Other assets less liabilities – (5.3)%	(389,715)

	Net Assets – 100.0%	$7,359,424

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of Rule 144A holdings amounted to $2,188 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$140,788	$65,259	$54	$6	$(609)	$205,390	$657
Loomis Sayles Limited Term Government and Agency Fund, Class N	112,782	52,699	152	3	(632)	164,700	309
Mirova Global Green Bond Fund, Class N	196,967	90,974	88	3	(4,757)	283,099	1,179
Mirova International Sustainable Equity Fund, Class N	427,161	177,320	2,859	957	23,693	626,272	5,382
WCM Focused Emerging Markets Fund, Institutional Class	213,594	99,490	1,421	235	487	312,385	—
WCM Focused International Growth Fund, Institutional Class	403,115	155,748	2,970	480	28,701	585,074	—

	$1,494,407	$641,490	$7,544	$1,684	$46,883	$2,176,920	$7,527

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,104,718	$—	$—	$4,104,718
Bonds and Notes*	—	281,410	—	281,410
Exchange-Traded Funds	488,453	—	—	488,453
Affiliated Mutual Funds	2,176,920	—	—	2,176,920
Short-Term Investments	—	697,638	—	697,638

Total	$6,770,091	$979,048	$—	$7,749,139

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	83.1%
Fixed Income	12.7
Short-Term Investments	9.5

Total Investments	105.3
Other assets less liabilities	(5.3)

Net Assets	100.0%